Vessel Operating Expenses (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Costs And Expenses [Abstract]
Crew wages and related costs	$ 8,572,724	$ 8,566,126	$ 8,422,650
Insurance	1,399,727	1,643,196	1,936,475
Repairs and maintenance	705,225	1,056,599	761,048
Spares and consumable stores	5,011,717	5,867,906	6,055,239
Tonnage taxes	290,477	232,517	220,217
Miscellaneous expenses	568,935	904,012	599,598
Total	$ 16,548,805	$ 18,270,356	$ 17,995,227